Leases (Tables) - VIECO USA, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases (Tables) [Line Items]
Schedule of lease expense related to leases
	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Lease Cost:
Operating lease expense	$2,168	$2,036
Short-term lease expense	2,447	2,374
Finance lease cost:
Amortization of right-of-use assets	$192	$159
Interest on lease obligations	19	69
Total finance lease cost	211	228
Total lease cost	$4,826	$4,638

	2020	2019
	(In thousands)
Lease cost:
Operating lease expense	$2,735	$2,328
Short-term lease expense	3,358	3,162

Finance lease cost:
Amortization of right-of-use assets	237	181
Interest on lease obligations	21	14
Total finance lease cost	258	195
Total lease cost	$6,351	$5,685

Schedule of supplemental cash flow information
	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows for operating leases	$2,018	$1,609
Operating cash flows for finance leases	19	16
Financing cash flows for finance leases	187	155

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$1,632	$—
Finance leases	—	30

Other information:
Weighted average remaining lease term:
Operating leases (in years)	8	10
Finance leases (in years)	1	2

Weighted average discount rates:
Operating leases	11.0%	11.8%
Finance leases	5.4%	3.5%

	2020	2019
	(In thousands)
Cash flow information:
Cash paid for amounts included in the measurement of lease obligations for the year ended:
Operating cash flows from operating leases	$2,273	$2,247
Operating cash flows from finance leases	21	14
Financing cash flows from finance leases	230	164

Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$15,471
Finance leases	139	232
	2020	2019
Other Information:
Weighted average remaining lease term:
Operating leases (in years)	9	10
Finance leases (in years)	2	3

Weighted average discount rates:
Operating leases	11.8%	11.8%
Finance leases	5.1%	3.3%

Schedule of supplemental balance sheet information related to leases
	As of
	September 30, 2021	December 31, 2020
	(Unaudited)
	(In thousands)
Finance leases
Long-term right-of-use assets	$265	$457

Short-term finance lease liabilities	$258	$253
Long-term finance lease liabilities	95	286
Total finance lease liabilities	$353	$539

Operating leases
Long-term right-of-use assets	$14,781	$14,009

Short-term operating lease liabilities	$1,359	$901
Long-term operating lease liabilities	14,355	13,893
Total operating lease liabilities	$15,714	$14,794

	2020	2019
	(In thousands)
Finance Leases
Long-term right-of-use assets	$457	$500
Short-term finance lease obligations	253	193
Long-term finance lease obligations	286	437
Total finance lease obligations	$539	$630

Operating Leases
Long-term right-of-use assets	$14,009	$14,960
Short-term operating lease obligations	901	489
Long-term operating lease obligations	13,893	14,793
Total operating lease obligations	$14,794	$15,282